LEASE OBLIGATIONS (Details) - USD ($)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2023	Jan. 31, 2023	Apr. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating lease agreements
Rent expense			$ 17,257	$ 37,580	$ 195,060	$ 210,265	$ 469,482	$ 945,216	$ 816,790
Right of use asset				339,085		339,085		102,349
Security deposit			19,500
Corporate office and distribution center
Operating lease agreements
Rent expense		$ 38,105
Right of use asset		$ 467,738
Discount rate		8.00%
Operating lease accounts payable past rent due to landlord				949,071		949,071
Showroom Space
Operating lease agreements
Rent expense	$ 6,520
Right of use asset	$ 125,397
Discount rate	8.00%
Operating lease accounts payable past rent due to landlord				$ 214,626		$ 214,626
Base rent increases	$ 6,781
Accounting Standards Update 2016-02
Operating lease agreements
Right of use asset			$ 250,244
Discount rate			6.00%
Stateside
Operating lease agreements
Maximum Rent base								9,000
Minimum Rent base								$ 3,100